Trade Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Trade Payables and Accrued Liabilities [abstract]
Schedule of trade payables and accrued liabilities
	As of December 31,	As of December 31,
	2022	2021
Trade accounts payable and accrued liabilities	12,897	9,873
Government remittances	7,644	4,607
	20,541	14,480